Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

	December 31, 2016	December 31, 2015
Equity-method investments	45	44
Cost-method investments	12	13

Total	57	57

Schedule of Equity-method Investments

Equity-method investments as at December 31, 2016 and December 31, 2015 were as follows:

	December 31, 2016		December 31, 2015
	Carrying value	Ownership percentage	Carrying value	Ownership percentage
ST-Ericsson SA, in liquidation	45	50.0%	44	50.0%

Total	45		44